STOCKHOLDERS' EQUITY - Common Stock Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of shares
Exercise Price per Share		$ 70.00
Weighted-Average Exercise Price
Warrants outstanding at beginning of the year	$ 70.00
Issued	6.01
Exercised	0.35
Warrants outstanding at end of the year	$ 6.89
Weighted Average Remaining Contractual Term (years)
Warrants outstanding at beginning of the year	3 years 1 month 24 days
Warrants outstanding at end of the year	4 years 5 months 4 days
Common Stock Warrants
Number of shares
Warrants outstanding at beginning of the year	28,161
Issued	2,585,923
Exercised	(71,429)
Warrants outstanding at end of the year	2,542,655
Common Stock Warrants | Minimum
Number of shares
Exercise Price per Share	$ 0.35
Common Stock Warrants | Maximum
Number of shares
Exercise Price per Share	$ 70.00
Pre Funded Warrants
Number of shares
Warrants outstanding at beginning of the year	61,945
Exercised	(358)
Warrants outstanding at end of the year	61,587
Exercise Price per Share	$ 0.35
Weighted-Average Exercise Price
Warrants outstanding at beginning of the year	0.35
Warrants outstanding at end of the year	$ 0.35